INTEREST-BEARING LOANS AND BORROWING (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Opening balance	R$ 2,176.3
Final balance	2,219.6	R$ 2,176.3
Non Current Liabilities [Member]
IfrsStatementLineItems [Line Items]
Opening balance	2,176.3	2,203.0
Proceeds	51.1	53.6
Payments
Exchange differences	(67.8)	116.4
Transfers between current and non-current	(893.0)	(1,009.9)
New lease agreements	928.3	775.6
Interest on leases
Lease payments
Other movements	24.7	37.6
Final balance	2,219.6	2,176.3
Current Liabilities [Member]
IfrsStatementLineItems [Line Items]
Opening balance	1,276.4	1,298.1
Proceeds		435.5
Payments	(177.5)	(604.7)
Exchange differences	(31.9)	55.6
Transfers between current and non-current	893.0	1,009.9
New lease agreements	408.0	428.9
Interest on leases	74.7	182.3
Lease payments	(1,227.0)	(1,513.0)
Other movements	(48.4)	(16.2)
Final balance	R$ 1,167.3	R$ 1,276.4